Post-Employment Benefits - Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Discount rate for defined benefit obligations [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Defined benefit obligation 1% increase	₩ (127,037)
Defined benefit obligation 1% decrease	146,746
Expected rate of salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Defined benefit obligation 1% increase	151,241
Defined benefit obligation 1% decrease	₩ (132,836)